Flowthrough Share Premium Liability (Details) - CAD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Statement [Line Items]
Balance, beginning of the year	$ 7,644,000	$ 7,000
Flow-through liability assumed		590,000
Flow-through funds raised		7,500,000
Flow-through eligible expenditure	(4,520,000)	(453,000)
Balance, end of the years	3,124,000	7,644,000
Flow-through liability assumed		2,391,000
Flow-through eligible expenditures	(10,789,000)	(1,836,000)
Balance, beginning of the year	18,079,000	24,000
Flow-through funds raised		17,500,000
Balance, end of the year	7,290,000	18,079,000
Quebec
Statement [Line Items]
Balance, beginning of the year	18,079,000	0
Flow-through funds raised		17,500,000
Balance, end of the years	7,290,000	18,079,000
Flow-through liability assumed		2,391,000
Flow-through eligible expenditures	(10,789,000)	(1,812,000)
Nunavut
Statement [Line Items]
Balance, beginning of the year	0	24,000
Flow-through funds raised		0
Balance, end of the years	0	0
Flow-through liability assumed		0
Flow-through eligible expenditures	$ 0	$ (24,000)